Trade and Other Receivables - Gross and net amount of accrued income (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 15,790	£ 8,694
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	15,824	8,694
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ (34)	£ 0